Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Expenses
Schedule of Employee Benefit Expenses

	Year ended December 31, 2024	Year ended December 31, 2023
Wages and salaries	$1,952,795	$3,222,565
Labour and health insurance fees	156,948	393,472
Pension	76,680	71,180
Share-based payments	131,712	131,712
Other personnel expenses	78,364	132,735
	$2,396,499	$3,951,664